Transition effects arising from changes in accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Transition effects arising from changes in accounting policies [Abstract]
Difference between the amount of operating lease agreements
Upon adoption of IFRS 16 ‘Leases’, the Group recognized lease liabilities in relation to leases that had previously been classified as operating leases in accordance with IAS 17. These liabilities were measured at the present value of the future lease payments at the lessee’s incremental borrowing rate on January 1, 2019. The lessee’s incremental borrowing rates applied to the lease liabilities are between 2.06% and 8.96% on January 1, 2019. The difference between the amount of operating lease agreements disclosed as of December 31, 2018 discounted at the Group’s incremental borrowing rate and the lease liabilities recognized at the date of initial application is as follows:

	Amount
Operating lease agreement commitment disclosed as of December 31, 2018	~~W~~	610,080
Amount discounted using the Group’s incremental borrowing rate		591,725
Less:
Low-value leases recognized as current expenses through the straight-line method		(3,454)
Value-added Tax		(51,429)

Lease liabilities recognized at the beginning of 2019	~~W~~	536,842

Right-of-use
assets were measured by adjusting the amount of prepaid or unpaid lease payments in relation to leases recognized in the consolidated statement of financial position at the same amount as the lease liability. As a result, property, plant and equipment increased by
~~W~~
573,823 million at the beginning of 2019, and prepaid expense, unearned revenue and accrued expenses decreased by
~~W~~
42,196 million,
~~W~~
5,197 million and
~~W~~
17 million, respectively.